DECOMMISSIONING LIABILITIES (Details Textual) - USD ($) $ in Millions		12 Months Ended
	Nov. 02, 2021	Dec. 31, 2022	Dec. 31, 2021
Decommissioning Liabilities [Line Items]
Discount rate used in current estimate of value in use		9.50%
La Guitarra [Member]
Decommissioning Liabilities [Line Items]
Net book value of decommissioning liabilities classified as assets held-for-sale		$ 3.0
La Parrilla [Member]
Decommissioning Liabilities [Line Items]
Net book value of decommissioning liabilities classified as assets held-for-sale		$ 4.2
Bottom of range [Member]
Decommissioning Liabilities [Line Items]
Discount rate used in current estimate of value in use			7.40%
Top of range [Member]
Decommissioning Liabilities [Line Items]
Discount rate used in current estimate of value in use			7.50%
Long-term Expected Inflation Rate [Member]
Decommissioning Liabilities [Line Items]
Historical inflation rate		3.70%	4.20%
Jerritt Canyon Gold LLC [Member]
Decommissioning Liabilities [Line Items]
Discount rate used in current estimate of value in use		3.80%
Historical inflation rate		2.80%	2.15%
Reclamation and closure cost obligation		$ 101.0
Amount of obligation secured through cash		28.4
Letter of credit used as collateral		$ 5.0
Estimated costs of decommissioning liabilities provision	$ 17.6
Jerritt Canyon Gold LLC [Member] | Bottom of range [Member]
Decommissioning Liabilities [Line Items]
Discount rate used in current estimate of value in use			1.50%
Jerritt Canyon Gold LLC [Member] | Top of range [Member]
Decommissioning Liabilities [Line Items]
Discount rate used in current estimate of value in use			1.60%